401(k) Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
401(k) Plan
16. 401(k) Plan
The Company has a 401(k) Plan that qualifies as a deferred salary arrangement under Section 401 of the Internal Revenue Code. Under the 401(k) Plan, eligible and participating employees may defer a portion of their pretax earnings not to exceed the maximum amount allowable. The Company does not make contributions for eligible employees.